Goodwill and Other Intangible Assets - Amortization Expense of Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 53.7	$ 59.8	$ 64.5
Estimated Future Amortization Expense Related to Intangible Assets, Fiscal Year Maturity [Abstract]
2013	47.2
2014	42.6
2015	39.9
2016	38.0
2017	36.5
Thereafter	115.0
Intangible Assets, Net Carrying Amount	$ 319.2